Other financial assets (Tables)	12 Months Ended
Dec. 31, 2023
Other financial assets
Schedule of other financial assets

	At December 31,
	2023	2022
Non-current
Other financial assets at fair value through profit or loss
Equity investments (*)	3,690	3,160
Other	2,289	—
	5,979	3,160
Other financial assets at amortized cost
Related parties (Note 27)	6,545	2,954
Corporate Bonds	53,735	—
Other (**)	810	810
	61,090	3,764
	67,069	6,924
Current
Other financial assets at fair value through profit or loss
Corporate Bonds	729	7,913
Mutual funds	3,515	4,458
Government securities	434	313
Other	206	108
	4,884	12,792
Other financial assets at amortized cost
Corporate Bonds	4,959	—
Related parties (Note 27)	24,890	—
Time Deposits	43,159	39,078
Treasury bills	9,658	1,956
Other (**)	476	12,871
	83,142	53,905
	88,026	66,697

(*) As of December 31, 2023 and 2022 includes equity investments where the Group holds a minor equity interest and does not exert significant influence, mainly TA’s purchase of an 8.16% stake in Firenze Parcheggi S.p.A., a company that manages public parking lots in Florence.

(**) As of December 31, 2022 mainly included restricted cash in the interest payment account established, and maintained until November 29, 2023, to perform payments related to fees, expenses and interests of the Senior Secured Guaranteed Notes due 2034 of ACI Airport Sudamérica S.A.U. (see Note 22).